(LOSS)/PROFIT BEFORE TAX	12 Months Ended
Dec. 31, 2022
Disclosure of loss profit before tax [Abstract]
(LOSS)/PROFIT BEFORE TAX
9.	(LOSS)/PROFIT BEFORE TAX

The following amounts were charged / (credited) to the statement of operations:

	December 31, 2022 US$‘000	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Directors’ emoluments (including non- executive directors):
Remuneration	1,639	1,391	2,020
Pension	24	24	41
Share based payments	1,707	986	678
Auditor’s remuneration
Audit fees	888	580	558
Tax fees	89	77	146
Depreciation (Note 11)[1]	1,410	1,827	1,674
Amortisation (Note 12)	923	917	1,403
Loss/(profit) on the disposal of property, plant and equipment	2	(1)	30
Selling, General and Administrative Expenses – Closure Costs	-	-	2,425
Net foreign exchange differences	(1,210)	(789)	583

[1] In 2022, no depreciation was capitalised to research and development projects (2021: US$38,000) (2020: US$40,000).

Selling, General and Administrative Expenses – Closure Costs  - in early 2020, management decided to close a production facility in Carlsbad, California facility which specialized in Western Blot manufacturing. The preceding number of years had seen a steady migration of customers away from using the Western Blot testing format for diagnosing Lyme in favour of alternative testing platforms.  Production volumes declined steadily at the plant to the extent that it no longer made economic sense to continue.  The plant was closed on June 30, 2020.  Production of remaining products was transferred to other locations in the Group. The charge for closing the facility was US$2,425,000 which comprised redundancy costs, the write-off of inventory, the cost of exiting lease obligations and other costs associated with the closure of the facility.